Please file this Prospectus Supplement with your records. WELLS FARGO FUNDS TRUST PROSPECTUSES OF WELLS FARGO ADVANTAGE SPECIALTY FUNDS September 1, 2011 SFR091/P401SP
(Wells Fargo Advantage Specialized Technology Fund)

The following replaces the footnote included with the table entitled "Annual Fund Operating Expenses" in the section entitled "Fees and Expenses" in the Fund's Class A, Class B and Class C prospectus:

"The Adviser has committed through July 31, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.70% for Class A, 2.45% for Class B and 2.45% for Class C. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with approval of the Board of Trustees."

The following replaces the footnote included with the table entitled "Annual Fund Operating Expenses" in the section entitled "Fees and Expenses" in the Fund's Administrator Class prospectus:

"The Adviser has committed through July 31, 2013 to waive fees and/or reimburse expenses to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.50% for Administrator Class. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with approval of the Board of Trustees."

The following replaces the footnote included with the table entitled "Annual Fund Operating Expenses" in the section entitled "Fees and Expenses" in the Fund's Investor Class prospectus:

"The Adviser has committed through July 31, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.77% for Investor Class. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with approval of the Board of Trustees."

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Specialized Technology Fund)	Class A		Class B		Class C		Administrator Class		Investor Class
Management Fees (as a percentage of Assets)	1.05%		1.05%		1.05%		1.05%		1.05%
Distribution and Service (12b-1) Fees	none		0.75%		0.75%		none		none
Other Expenses	0.62%		0.62%		0.62%		0.46%		0.69%
Acquired Fund Fees and Expenses	0.02%		0.02%		0.02%		0.02%		0.02%
Total Expenses	1.69%		2.44%		2.44%		1.53%		1.76%
Fee Waiver or Reimbursement	none		none		none		0.01%		none
Net Expenses	1.69%	[1]	2.44%	[1]	2.44%	[1]	1.52%	[2]	1.76%	[3]
[1]	"The Adviser has committed through July 31, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.70% for Class A, 2.45% for Class B and 2.45% for Class C. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with approval of the Board of Trustees."
[2]	"The Adviser has committed through July 31, 2013 to waive fees and/or reimburse expenses to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.50% for Administrator Class. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with approval of the Board of Trustees."
[3]	"The Adviser has committed through July 31, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.77% for Investor Class. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with approval of the Board of Trustees."

The following replaces the "Example of Fund Expenses" table in the section entitled "Fees and Expenses" in the Fund's Administrator Class prospectus:
Expense Example (Wells Fargo Advantage Specialized Technology Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Administrator Class	155	481	832	1,822